Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
May 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 331,016,865
Interest and dividends	9,914,653
Total investment income	340,931,518
Less: Investment expenses	(1,952,588)
NET INVESTMENT INCOME	338,978,930
Interest income on notes receivable from participants	4,472,861
Contributions:
Employer	140,627,198
Participant	232,802,165
Rollover	16,883,571
Other receipts (disbursements), net	923,831
Total contributions	391,236,765
TOTAL ADDITIONS	734,688,556
DEDUCTIONS
Benefits paid to participants	(740,324,497)
Administrative expenses	(148,761)
TOTAL DEDUCTIONS	(740,473,258)
NET DECREASE IN NET ASSETS AVAILABLE FOR BENEFITS	(5,784,702)
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	5,901,928,944
End of year	$ 5,896,144,242